Debt Securities (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) loan	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) loan	Jun. 30, 2023 USD ($) loan
Marketable Securities [Line Items]
Allowance for credit losses on available for sale debt securities	$ 0		$ 0
Allowance for credit losses on held to maturity debt securities	0		0
Securities pledged as collateral	182,000		223,000	$ 415,000
Sales of available for sale debt securities	$ 0	$ 0	$ 0	0
Net gain on securities transactions				$ 24,000
Number of securities in unrealized loss position in less than 12 months | loan	0		6	15
Number of securities in unrealized loss position over 12 months | loan	46		54	52
Provision for credit losses	$ 1,642,056	$ 2,025,000	$ 1,797,116
Mortgage-backed
Marketable Securities [Line Items]
Provision for credit losses	$ 0